Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2023
Accounts and notes receivable, net
Accounts and notes receivable, net

6.Accounts and notes receivable, net

	As of December 31,
	2022 (As adjusted)	2023
	RMB	RMB
Accounts receivable	51,582	63,508
Allowance for doubtful accounts	(201)	(3,026)
Accounts and notes receivable, net	51,381	60,482